Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 3.1%
6,102		ASX Ltd.	$ 333,426	0.1
222,341		Aurizon Holdings Ltd.	627,155	0.2
29,886		Australia & New Zealand Banking Group Ltd.	538,068	0.2
52,522		BHP Group Ltd.	1,751,559	0.7
96,321		Fortescue Metals Group Ltd.	1,586,576	0.6
30,694		Goodman Group	413,049	0.2
292,439		Medibank Pvt Ltd.	649,595	0.2
29,414		Rio Tinto Ltd.	2,461,926	0.9
		8,361,354		3.1

		Belgium: 0.4%
10,499		UCB S.A.	1,087,194	0.4

		Canada: 3.9%
16,040		Bank of Nova Scotia	855,467	0.3
38,501		BCE, Inc.	1,633,075	0.6
12,740		Canadian Imperial Bank of Commerce - XTSE	1,085,752	0.4
10,994		Canadian Natural Resources Ltd.	248,380	0.1
1,134		Constellation Software, Inc./Canada	1,381,445	0.5
3,623		Franco-Nevada Corp.	431,587	0.2
15,045		National Bank Of Canada	845,579	0.3
13,434		Quebecor, Inc.	321,470	0.1
7,852		Rogers Communications, Inc.	354,361	0.2
80,183		TELUS Corp.	1,654,764	0.6
2,287	(1),(2)	Topicus.com, Inc.	63,348	0.0
16,648		Waste Connections, Inc.	1,639,994	0.6
		10,515,222		3.9

		China: 0.3%
312,000		BOC Hong Kong Holdings Ltd.	930,386	0.3
12,100,000	(1),(2)	China Hongxing Sports Ltd.	–	–
		930,386		0.3

		Denmark: 1.6%
157		AP Moller - Maersk A/S - Class B	322,504	0.1
6,688		Carlsberg A/S	977,064	0.4
8,479		Coloplast A/S	1,265,643	0.5
16,949		Novo Nordisk A/S	1,180,807	0.4
10,573		Novozymes A/S	634,576	0.2
		4,380,594		1.6

		Finland: 0.8%
20,191		Kone Oyj	1,587,922	0.6
9,766		Orion Oyj	448,078	0.2
		2,036,000		0.8

		France: 1.3%
10,278	(2)	Cie de Saint-Gobain	510,931	0.2
4,068	(2)	Eiffage SA	369,243	0.1
6,856		Legrand S.A.	629,976	0.2
88,120		Orange SA	1,034,213	0.4
6,368		Schneider Electric SE	932,024	0.4
		3,476,387		1.3

		Germany: 1.1%
40,486		Deutsche Post AG	1,999,807	0.8
14,049		RWE AG	603,520	0.2
2,634		Symrise AG	327,784	0.1
		2,931,111		1.1

		Hong Kong: 1.7%
30,500		ASM Pacific Technology Ltd.	442,902	0.2
164,500		CK Hutchison Holdings Ltd.	1,135,219	0.4
92,500		CLP Holdings Ltd.	868,073	0.3
8,800		Hong Kong Exchanges and Clearing Ltd.	562,603	0.2
108,500		Link REIT	941,265	0.4
91,000		Power Assets Holdings Ltd.	482,906	0.2
		4,432,968		1.7

		Ireland: 1.3%
9,520		CRH PLC	390,651	0.1
22,397		Medtronic PLC	2,493,458	0.9
15,002		Smurfit Kappa PLC	722,400	0.3
		3,606,509		1.3

		Israel: 0.3%
110,632		Bank Leumi Le-Israel BM	681,754	0.3

		Italy: 2.4%
104,528	(2)	Assicurazioni Generali S.p.A.	1,783,959	0.7
71,728		Enel S.p.A.	711,397	0.3
528,798	(2)	Intesa Sanpaolo SpA	1,152,835	0.4
47,692	(3)	Poste Italiane SpA	466,040	0.2
250,377		Snam SpA	1,312,902	0.5
131,143		Terna Rete Elettrica Nazionale SpA	951,068	0.3
		6,378,201		2.4

		Japan: 8.7%
38,200		Amada Co. Ltd.	430,089	0.2
14,300		Dai Nippon Printing Co., Ltd.	246,492	0.1
1,300		Daikin Industries Ltd.	274,472	0.1
315,400		ENEOS Holdings, Inc.	1,278,236	0.5
1,100		Hikari Tsushin, Inc.	230,686	0.1
5,700		Hoya Corp.	729,337	0.3
27,100		Japan Tobacco, Inc.	538,322	0.2
34,800		KDDI Corp.	1,022,867	0.4
11,900		Lawson, Inc.	577,956	0.2
32,500		Lixil Corp.	757,910	0.3
7,700		McDonald's Holdings Co. Japan Ltd.	375,489	0.1
20,100		Medipal Holdings Corp.	411,543	0.2
7,500		MEIJI Holdings Co., Ltd.	511,950	0.2
13,800		Mitsubishi Corp.	349,583	0.1
135,800		Mitsubishi UFJ Financial Group, Inc.	613,243	0.2
5,700		Miura Co., Ltd.	324,538	0.1

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,300		Nintendo Co., Ltd.	$ 1,323,961	0.5
43,400		Nippon Telegraph & Telephone Corp.	1,084,731	0.4
13,900		Osaka Gas Co., Ltd.	257,048	0.1
17,900		Secom Co., Ltd.	1,621,902	0.6
57,200		Sekisui House Ltd.	1,105,131	0.4
25,500		SG Holdings Co. Ltd.	653,633	0.2
1,600		SMC Corp.	968,261	0.4
143,600		SoftBank Corp.	1,886,396	0.7
5,300		Sohgo Security Services Co., Ltd.	260,801	0.1
27,300		Sumitomo Mitsui Financial Group, Inc.	848,165	0.3
41,600		Sumitomo Mitsui Trust Holdings, Inc.	1,244,579	0.5
9,900		Sundrug Co., Ltd.	392,774	0.2
37,800		T&D Holdings, Inc.	440,515	0.2
11,700		Tokyo Gas Co., Ltd.	256,379	0.1
9,500	(2)	Trend Micro, Inc.	522,833	0.2
4,800		Tsuruha Holdings, Inc.	637,395	0.2
18,500		Welcia Holdings Co. Ltd.	626,752	0.2
14,900		Yamato Holdings Co., Ltd.	369,680	0.1
		23,173,649		8.7

		Netherlands: 0.6%
37,415		Koninklijke Ahold Delhaize NV	1,073,979	0.4
135,888		Koninklijke KPN NV	424,513	0.2
		1,498,492		0.6

		New Zealand: 0.1%
107,236		Spark New Zealand Ltd.	368,180	0.1

		Norway: 0.1%
38,721		Orkla ASA	376,394	0.1

		Singapore: 0.3%
96,000		Singapore Exchange Ltd.	713,187	0.3

		Spain: 0.8%
22,034		Enagas	485,421	0.2
23,253		Endesa S.A.	594,282	0.2
18,116		Ferrovial SA - FERE	434,303	0.2
33,523		Red Electrica Corp. SA	636,530	0.2
		2,150,536		0.8

		Sweden: 0.2%
6,822		Swedish Match AB	526,063	0.2

		Switzerland: 2.0%
14,617		LafargeHolcim Ltd.-CHF	790,425	0.3
12,640		Nestle SA	1,416,901	0.5
4,172		Roche Holding AG	1,439,808	0.5
4,386		Zurich Insurance Group AG	1,753,728	0.7
		5,400,862		2.0

		United Kingdom: 5.0%
58,883		3i Group PLC	892,281	0.4
20,968		Admiral Group Plc	826,363	0.3
40,009		BAE Systems PLC	252,445	0.1
17,098		British American Tobacco PLC	621,303	0.2
151,382		Direct Line Insurance Group PLC	621,325	0.2
97,708		GlaxoSmithKline PLC	1,814,558	0.7
17,524		Hikma Pharmaceuticals PLC	575,474	0.2
27,811		Imperial Brands PLC	558,209	0.2
11,841		London Stock Exchange Group PLC	1,405,700	0.5
200,872	(2)	Natwest Group PLC	403,283	0.2
3,051		Reckitt Benckiser Group PLC	258,658	0.1
83,793		Sage Group PLC/The	674,701	0.3
26,079		Smith & Nephew PLC	549,060	0.2
33,679		Unilever PLC	1,957,725	0.7
38,971		United Utilities Group PLC	491,220	0.2
355,878		Vodafone Group PLC	607,747	0.2
3,614		Willis Towers Watson PLC	733,425	0.3
		13,243,477		5.0

		United States: 62.0%
30,844		AbbVie, Inc.	3,160,893	1.2
16,511		Aflac, Inc.	745,967	0.3
5,898		Agilent Technologies, Inc.	708,763	0.3
6,571		Air Products & Chemicals, Inc.	1,752,880	0.7
10,524		Allison Transmission Holdings, Inc.	428,327	0.2
15,185		Allstate Corp.	1,627,528	0.6
51,114		Altria Group, Inc.	2,099,763	0.8
21,092		Amdocs Ltd.	1,489,517	0.6
13,004		Ameren Corp.	945,651	0.4
3,372		American Tower Corp.	766,658	0.3
7,585		American Water Works Co., Inc.	1,206,167	0.5
6,741		Ameriprise Financial, Inc.	1,333,842	0.5
9,759		Amgen, Inc.	2,356,115	0.9
176,381		Antero Midstream Corp.	1,428,686	0.5
2,145		Anthem, Inc.	637,022	0.2
4,772		AO Smith Corp.	259,120	0.1
64,814		Apartment Investment and Management Co.	297,496	0.1
11,300		Applied Materials, Inc.	1,092,484	0.4
7,666		Aptargroup, Inc.	1,019,348	0.4
2,889		Assurant, Inc.	391,373	0.1
79,779		AT&T, Inc.	2,284,073	0.9
9,967		Avnet, Inc.	351,935	0.1
30,991		Bank of America Corp.	918,883	0.3
3,454		Bank of Hawaii Corp.	270,068	0.1
25,958		Bank OZK	964,599	0.4
2,997		Blackrock, Inc.	2,101,676	0.8
18,780		Booz Allen Hamilton Holding Corp.	1,599,493	0.6
37,694		Bristol-Myers Squibb Co.	2,315,542	0.9
10,820		Brookfield Renewable Corp.	606,597	0.2
17,607		Cabot Oil & Gas Corp.	322,736	0.1
6,038		Capital One Financial Corp.	629,522	0.2

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
2,804	Carlisle Cos., Inc.	$ 406,384	0.2
1,690	Chemed Corp.	875,251	0.3
9,820	Chevron Corp.	836,664	0.3
4,324	Church & Dwight Co., Inc.	365,075	0.1
1,920	Cigna Corp.	416,736	0.2
63,046	Cisco Systems, Inc.	2,810,591	1.1
22,637	Citigroup, Inc.	1,312,720	0.5
16,432	Colgate-Palmolive Co.	1,281,696	0.5
7,877	Comcast Corp. – Class A	390,463	0.1
13,824	Commerce Bancshares, Inc.	924,134	0.3
9,601	ConocoPhillips	384,328	0.1
29,082	Corporate Office Properties Trust SBI MD	763,984	0.3
4,524	CSX Corp.	387,956	0.1
6,939	Dollar General Corp.	1,350,399	0.5
8,720	DTE Energy Co.	1,035,238	0.4
8,667	Duke Energy Corp.	814,698	0.3
11,187	Duke Realty Corp.	442,558	0.2
34,762	eBay, Inc.	1,964,401	0.7
8,542	Entergy Corp.	814,309	0.3
421	Equinix, Inc.	311,523	0.1
161,227	Equitrans Midstream Corp.	1,072,160	0.4
2,804	Everest Re Group Ltd.	591,868	0.2
20,580	Evergy, Inc.	1,105,763	0.4
8,100	Exelon Corp.	336,636	0.1
964	FedEx Corp.	226,868	0.1
12,098	Fifth Third Bancorp	349,995	0.1
17,313	Flowers Foods, Inc.	397,506	0.2
6,252	Gaming and Leisure Properties, Inc.	257,145	0.1
28,721	General Mills, Inc.	1,668,690	0.6
43,672	Gentex Corp.	1,443,360	0.5
30,676	Gilead Sciences, Inc.	2,012,346	0.8
53,772	GrafTech International Ltd.	521,588	0.2
8,032	Hanover Insurance Group, Inc.	903,359	0.3
6,311	Hartford Financial Services Group, Inc.	303,054	0.1
9,680	Hershey Co.	1,407,859	0.5
13,224	Honeywell International, Inc.	2,583,573	1.0
884	Humana, Inc.	338,669	0.1
42,470	Huntington Bancshares, Inc.	561,666	0.2
26,187	Intel Corp.	1,453,640	0.5
3,136	International Business Machines Corp.	373,529	0.1
3,842	Intuit, Inc.	1,387,846	0.5
19,508	Invitation Homes, Inc.	575,096	0.2
24,870	Johnson & Johnson	4,057,043	1.5
20,275	Johnson Controls International plc	1,010,101	0.4
18,858	JPMorgan Chase & Co.	2,426,459	0.9
34,460	Juniper Networks, Inc.	841,513	0.3
2,957	Kansas City Southern	599,295	0.2
12,875	Kimberly-Clark Corp.	1,700,788	0.6
92,496	Kinder Morgan, Inc.	1,302,344	0.5
4,660	KLA Corp.	1,305,126	0.5
31,299	Knight-Swift Transportation Holdings, Inc.	1,251,960	0.5
31,543	Kroger Co.	1,088,234	0.4
23,696	Lazard Ltd.	976,275	0.4
15,111	Leidos Holdings, Inc.	1,602,673	0.6
8,082	Life Storage, Inc.	659,330	0.3
3,258	Lockheed Martin Corp.	1,048,490	0.4
2,598	MarketAxess Holdings, Inc.	1,404,894	0.5
16,369	Masco Corp.	889,000	0.3
8,850	McDonald's Corp.	1,839,384	0.7
8,526	McKesson Corp.	1,487,531	0.6
32,709	Merck & Co., Inc.	2,520,883	0.9
6,626	Metlife, Inc.	319,042	0.1
6,681	Microsoft Corp.	1,549,725	0.6
2,141	Mid-America Apartment Communities, Inc.	284,218	0.1
15,025	Mondelez International, Inc.	832,986	0.3
2,258	Monolithic Power Systems, Inc.	802,245	0.3
5,318	MSC Industrial Direct Co.	412,517	0.2
3,296	MSCI, Inc. - Class A	1,302,909	0.5
12,455	Nasdaq, Inc.	1,684,788	0.6
1,671	NewMarket Corp.	655,350	0.2
14,077	OGE Energy Corp.	429,630	0.2
14,042	Old Republic International Corp.	254,160	0.1
15,163	Omnicom Group	945,868	0.4
11,735	Packaging Corp. of America	1,577,888	0.6
19,533	PepsiCo, Inc.	2,667,622	1.0
73,692	Pfizer, Inc.	2,645,543	1.0
25,694	Philip Morris International, Inc.	2,046,527	0.8
15,603	Phillips 66	1,057,883	0.4
6,083	Pinnacle West Capital Corp.	457,746	0.2
5,166	Pioneer Natural Resources Co.	624,569	0.2
23,671	Procter & Gamble Co.	3,034,859	1.1
19,871	Progressive Corp.	1,732,553	0.7
9,907	Qualcomm, Inc.	1,548,266	0.6
2,279	Regal Beloit Corp.	285,969	0.1
21,466	Regions Financial Corp.	365,137	0.1
5,641	Reliance Steel & Aluminum Co.	654,807	0.2
17,782	Republic Services, Inc.	1,609,627	0.6
4,020	Roper Technologies, Inc.	1,579,498	0.6
8,974	Royal Gold, Inc.	959,141	0.4
6,960	Ryder System, Inc.	435,626	0.2
4,528	S&P Global, Inc.	1,435,376	0.5
27,960	Service Corp. International	1,410,023	0.5
17,889	Silgan Holdings, Inc.	651,696	0.2
8,776	Sonoco Products Co.	508,218	0.2
15,830	Southern Co.	932,704	0.4
5,966	Sun Communities, Inc.	853,914	0.3
53,993	Switch, Inc.	929,759	0.4
11,876	T. Rowe Price Group, Inc.	1,858,356	0.7
12,947	Target Corp.	2,345,608	0.9

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
16,357	Texas Instruments, Inc.	$ 2,710,191	1.0
2,196	Thermo Fisher Scientific, Inc.	1,119,301	0.4
2,453	Tractor Supply Co.	347,688	0.1
7,158	UMB Financial Corp.	508,003	0.2
3,534	United Parcel Service, Inc. - Class B	547,770	0.2
16,057	US Bancorp	688,042	0.3
59,711	Verizon Communications, Inc.	3,269,177	1.2
16,767	(2) Viatris, Inc.	284,871	0.1
33,708	VICI Properties, Inc.	852,138	0.3
17,534	Vistra Corp.	350,154	0.1
15,378	Waste Management, Inc.	1,711,879	0.6
31,988	Wells Fargo & Co.	955,801	0.4
32,238	Werner Enterprises, Inc.	1,265,019	0.5
7,870	Weyerhaeuser Co.	245,465	0.1
80,548	Williams Cos., Inc.	1,710,034	0.6
12,124	Xilinx, Inc.	1,583,031	0.6
7,217	Yum! Brands, Inc.	732,453	0.3
8,925	Zoetis, Inc.	1,376,681	0.5
		165,825,422	62.0

	Total Common Stock
	(Cost $238,195,268)	262,093,942	98.0

EXCHANGE-TRADED FUNDS: 2.0%
27,049	iShares Russell 1000 Value ETF	3,663,517	1.3
38,173	iShares MSCI EAFE Value Index	1,791,459	0.7

	Total Exchange-Traded Funds
	(Cost $5,713,486)	5,454,976	2.0

	Total Long-Term Investments
	(Cost $243,908,754)	267,548,918	100.0

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
166,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $166,000)	166,000	0.1

	Total Short-Term Investments
	(Cost $166,000)	166,000	0.1

	Total Investments in Securities (Cost $244,074,754)	$ 267,714,918	100.1
	Liabilities in Excess of Other Assets	(173,946)	(0.1)
	Net Assets	$ 267,540,972	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of January 31, 2021.

Sector Diversification	Percentage of Net Assets
Financials	18.8%
Health Care	14.3
Industrials	12.8
Consumer Staples	11.1
Information Technology	9.9
Communication Services	7.0
Materials	6.3
Utilities	6.2
Consumer Discretionary	4.9
Energy	3.8
Real Estate	2.9
Exchange-Traded Funds	2.0
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,361,354	$–	$8,361,354
Belgium	–	1,087,194	–	1,087,194
Canada	10,451,874	–	63,348	10,515,222
China	–	930,386	–	930,386
Denmark	–	4,380,594	–	4,380,594
Finland	–	2,036,000	–	2,036,000
France	–	3,476,387	–	3,476,387
Germany	–	2,931,111	–	2,931,111
Hong Kong	–	4,432,968	–	4,432,968
Ireland	3,215,858	390,651	–	3,606,509
Israel	–	681,754	–	681,754
Italy	–	6,378,201	–	6,378,201
Japan	–	23,173,649	–	23,173,649
Netherlands	–	1,498,492	–	1,498,492
New Zealand	–	368,180	–	368,180
Norway	–	376,394	–	376,394
Singapore	–	713,187	–	713,187
Spain	–	2,150,536	–	2,150,536
Sweden	–	526,063	–	526,063
Switzerland	–	5,400,862	–	5,400,862
United Kingdom	2,691,150	10,552,327	–	13,243,477
United States	165,825,422	–	–	165,825,422
Total Common Stock	182,184,304	79,846,290	63,348	262,093,942
Exchange-Traded Funds	5,454,976	–	–	5,454,976
Short-Term Investments	166,000	–	–	166,000
Total Investments, at fair value	$187,805,280	$79,846,290	$63,348	$267,714,918

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $244,717,361.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,385,197
Gross Unrealized Depreciation	(9,290,582)

Net Unrealized Appreciation	$23,094,615